Concentration (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration (Details) [Line Items]
Accounts receivable, percentage	10.00%	10.00%
Concentration risk percentage	10.00%
Total revenue percentage	100.00%	100.00%	100.00%
Accounts payable percentage	10.00%	10.00%
Purchase rate	10.00%	10.00%	10.00%
Purchase [Member]
Concentration (Details) [Line Items]
Concentration risk percentage	10.00%
Customer Concentration Risk [Member]
Concentration (Details) [Line Items]
Total revenue percentage	10.00%	10.00%	10.00%
Revenue [Member]
Concentration (Details) [Line Items]
Concentration risk percentage	10.00%
Accounts Payable [Member]
Concentration (Details) [Line Items]
Concentration risk percentage	10.00%